Share Based Compensation (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Expected life (years)	10 years	10 years
Expected dividend yield	0.00%	0.00%
Exercise multiple	$ 2.2	$ 2.20
Post-vesting forfeit rate	180.00%	10.00%
Fair value of underlying ordinary shares		$ 7.45
Minimum [Member]
Risk-free interest rates	1.64%	1.06%
Expected volatility	44.10%	31.90%
Fair value of underlying ordinary shares	$ 1.8
Fair value of share option		$ 2.34
Maximum [Member]
Risk-free interest rates	2.72%	2.32%
Expected volatility	45.00%	43.90%
Fair value of underlying ordinary shares	$ 4.19
Fair value of share option		$ 7.45